Related Party Transactions - Summary of Compensation of Directors and Other Key Management Personnel (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of directors and key management remuneration [abstract]
Short-term employee benefits	$ 9	$ 8
Post-employment benefits	1	1
Termination benefits	4	6
Share-based compensation	6	6
Total	$ 20	$ 21